Trade and Other Payables (Tables)	6 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Other Liabilities [Table Text Block]
	December 31, 2017	June 30, 2017
	(Unaudited)	(Audited)
Trade payables	13,915,317	10,203,538
Accruals	320,809	271,535
Other tax payables	1,269,422	1,336,007
Other payables	1,422,270	1,320,136
	16,927,818	13,131,216